BUSINESS ACQUISITIONS AND GOODWILL (Details)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
Business Acquisition [Line Items]
Goodwill	$ 951,346		$ 1,030,399
Lowell Academy [Member]
Business Acquisition [Line Items]
Goodwill	0		75,103
Impairment on goodwill	0		(75,103)
Conbridge College [Member]
Business Acquisition [Line Items]
Goodwill	0		24,250
Impairment on goodwill	0		(24,250)
MTM Animation [Member]
Business Acquisition [Line Items]
Goodwill	$ 951,346	$ 1,287,516	$ 1,030,399